Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Revenues	$ 265,210	$ 204,462	$ 205,594
Revenues - related party (Note 4)	14,044	44,653	36,026
Total revenues	279,254	249,115	241,620
Expenses:
Voyage expenses (Note 10)	46,315	15,165	9,920
Voyage expenses - related party (Notes 4, 10)	0	0	360
Vessel operating expenses (Note 10)	86,389	74,516	66,637
Vessel operating expenses - related party (Notes 4, 10)	12,665	11,629	10,866
General and administrative expenses (Note 4)	5,716	6,234	6,253
Vessel depreciation and amortization (Note 5)	73,089	73,993	71,897
Impairment of vessels (Notes 5, 8)	28,805	3,282	0
Operating income	26,275	64,296	75,687
Other income / (expense), net:
Interest expense and finance cost (Note 7)	(27,397)	(26,605)	(24,302)
Other income	1,018	792	1,104
Total other expense, net	(26,379)	(25,813)	(23,198)
Partnership's net (loss) / income	(104)	38,483	52,489
Preferred unit holders' interest in Partnership's net income	11,101	11,101	11,101
General Partner's interest in Partnership's net (loss) / income	(211)	522	818
Common unit holders' interest in Partnership's net (loss) / income	$ (10,994)	$ 26,860	$ 40,570
Net (loss) / income per (Note 14):
Common unit, basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.6)	$ 1.51	$ 2.35
Weighted-average units outstanding:
Common units, basic and diluted (adjusted for the March 2019 Reverse Split)	18,100,455	17,692,192	17,114,761
Total Partnership's comprehensive (loss) / income:	$ (104)	$ 38,483	$ 52,489